Acquisitions (Schedule of Selected Financial Information) (Details) - Alkali Business $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Revenues	$ 277,011
Net income	$ 42,014